Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

12. INCOME TAXES

Income (loss) before income tax expense by geographic locations is as follows:

	For the years ended December 31,
	2024	2023
		(As Restated)
Taiwan operations	$261,503	$391,534
Non-Taiwan operations	(3,040,432)	(3,310,216)
Total	$(2,778,929)	$(2,918,682)

The components of income tax expense (benefit) are as follows, none of which related to the Cayman Islands:

	For the years ended
	December 31,
	2024	2023
		(As Restated)
Taiwan:
Current	$307,398	$353,648
Deferred	72,160	(176,230)
	$379,558	$177,418
Non-Taiwan:
Current	$850	$(441,492)
Deferred	75,838	(486,997)
	$76,688	$(928,489)

Total current tax expense (benefit)	$308,248	$(87,844)
Total deferred tax expense (benefit)	147,998	(663,227)
Total income tax expense (benefit)	$456,246	$(751,071)

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes.

Taiwan

FST is subject to a 23.45% combined tax rate, consisting of a statutory income tax rate of 20%, a 5% undistributed earnings tax, and the interaction of these taxes, under the laws of Taiwan.

As of December 31, 2024, the tax years ended December 31, 2018 through 2024 for FST are generally subject to examination by the Taiwan tax authorities.

United States

FST American, Inc. is subject to a federal statutory income tax rate of 21% and respective state income tax rates. The subsidiary is subject to a global intangible low-taxed income tax (“GILTI”), which is a tax on certain off-shore earnings at an effective rate of 10.5% (increasing to 13.125% for tax years beginning after December 31, 2025) with a partial offset for foreign tax credits.

The state corporate income tax rate in California, Colorado and Arizona are 9.93%, 4.55% and 4.90%, respectively.

FST America, Inc. files income tax returns in the U.S. federal jurisdiction and various state jurisdictions and is generally subject to examination by U.S. federal (or state and local) income tax authorities for three years from the filing of a tax return.

Japan

FST Japan LLC was mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 23.2% for the years ended December 31, 2024 and 2023, respectively.

FST Japan LLC is subject to taxation and files income tax returns in Japan. Tax years for the periods ended December 31, 2019 and subsequent years remain open to examination by the tax authority.

A reconciliation between the Group’s reported income tax expense (benefit) and the income tax expense (benefit) at the Taiwan statutory income tax rate of 20% for distributed earnings, where the Group’s major operations are based, is as follows:

	For the years ended December 31,
	2024	2023
		(As Restated)
Loss before income tax expense	$(2,778,929)	$(2,918,682)
Income tax benefit computed at the statutory income tax rate	(555,786)	(583,736)
Reconciling items:
Impact of different tax rates in other jurisdictions	(32,376)	(243,314)
Impact of tax rate change	(63,616)	-
Tax effect of other non-deductible items	392,205	24,987
Tax-exempt income from long-term investments	(17,496)	93,253
Adjustment of current taxes in respect of prior year	(8,712)	(436,407)
Adjustment of deferred taxes in respect of prior year	(50,518)	52,646
Change in deferred tax asset valuation allowance	792,545	340,167
Others	-	1,333
Income tax expense (benefit)	$456,246	$(751,071)
Effective tax rates	(16.4)%	25.7%

As of December 31, 2024 and 2023 the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of December 31,
	2024	2023
		(As Restated)
Deferred tax assets:
Net operating loss carried forwards	$2,049,940	$1,361,646
Allowance for credit losses	285,658	305,903
Inventories	152,776	96,538
Lease liabilities	1,311,830	-
Others	77,379	118,888
Deferred tax assets	3,877,583	1,882,975
Valuation allowance	(1,414,090)	(733,726)
Deferred tax assets, net of valuation allowance	2,463,493	1,149,249

Deferred tax liabilities:
Right-of-use assets	1,167,759	-
Property, plant and equipment	439,166	293,047
Intangible assets	452,084	370,364
Others	23,592	-
Deferred tax liabilities	$2,082,601	$663,411

For the years ended December 31, 2024 and 2023, the valuation allowance for deferred tax assets is as follows:

	December 31, 2024	December 31, 2023
Valuation allowance for deferred tax assets, beginning of year	733,726	394,573
Increases allocated to continuing operations	792,545	340,167
Translation adjustment	(112,181)	(1,014)
Net change in the valuation allowance	680,364	339,153
Valuation allowance for deferred tax assets, ending of year	$1,414,090	$733,726

As of December 31, 2024, the Group had net operating loss carry forwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiration year
US	$3,257,086	Indefinite
US	$2,426,941	2043
US	$821,964	2044
Japan	$4,528,302	2031-2034

Unrecognized tax benefits

The Group evaluates each tax position (and the potential application of interest and penalties) based on the technical merits, and measure the unrecognized tax benefits associated with the tax positions. As of December 31, 2024 and 2023, the Group did not have any significant unrecognized tax benefits. The Group did not incur interest and penalties related to income taxes for the years ended December 31, 2024 and 2023.